Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Shareholders' Equity
Note 12 - Shareholders' Equity

Share based compensation

A.
On October 21, 2013 the Board resolved to adopt the Global Share Incentive Plan (2013) (the "2013 Plan") and to reserve up to 500,000 ordinary shares for issuance under the 2013 Plan to employees, directors, officers and consultants of the Company or of any subsidiary or affiliate of the Company. In January 2018, our Board approved the increase of the number of ordinary shares reserved for issuance under the 2013 Plan by 600,000 additional ordinary shares. Grants under the 2013 Plan, whether as options, restricted stock units, restricted stock or other equity based awards, including their terms, are subject to the Board of Directors' approval. Grants to directors and certain other officers are generally subject to the approvals of the Compensation Committee as well as Board of Directors, and grants to directors or a CEO (and under certain circumstances certain other officers) will also have to be approved by the Shareholders.

B.
Options or RSUs granted to Israeli residents may be granted under Section 102 of the Israeli Income Tax Ordinance pursuant to which the awards of options, or the ordinary shares issued upon their exercise, must be deposited with a trustee for at least two years following the date of grant. Under Section 102, any tax payable by an employee from the grant or exercise of the awards is deferred until the transfer of the awards or ordinary shares by the trustee to the employee or upon the sale of the awards or ordinary shares.

Capital gains on awards granted under the plans are subjected to tax of 25% to be paid by the employee, and the Company is not entitled to a tax deduction.
Gains which are not capital gains on awards under the plans are subjected to regular tax rates on individuals, and the Company is entitled to a tax deduction for such gains.

C.	During 2014 and 2015, the Company granted 74,000 and 8,000 RSUs respectively to certain of its directors, employees and consultants under the 2013 Plan. In relation to those grants:

1.	The vesting period of the RSUs ranges between 2 to 3 years from the date of grant.

2.	The fair value of RSUs is estimated based on the market value of the Company’s stock on the date of grant, less an estimate of dividends that will not accrue to RSUs holders prior to vesting.

3.	The Company recognizes compensation expenses on these RSUs based on estimated grant date fair value, with the following assumptions:

	2014	2015
Expected dividend yield	2.06%	3.22%
Termination rate	4.35%	0%

D.	On July 28, 2015, the Company granted, in the aggregate, 89,907 options to certain of its directors and employees under the 2013 Plan. In relation to this grant:

1.
The exercise price for the options (per ordinary share) was US$ 26.91 and the Option expiration date was the earlier to occur of: (a) July 28, 2023; and (b) the closing price of the shares falling below US$ 13.46 at any time after the date of grant. The options vest and become exercisable on the second anniversary of the date of grant.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	2.08%
Expected dividend yield	2.09%
Average expected volatility (b)	53.01%
Termination rate	9%
Suboptimal factor(c)	3.4

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.
(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

E.      On June 8, 2016, the Company granted, in the aggregate, 93,660 options to certain of its directors and employees under the 2013 Plan. In relation to this grant:

1.
The exercise price for the options (per ordinary share) was US$ 28.38 and the Option expiration date was the earlier to occur of: (a) June 8, 2024; and (b) the closing price of the shares falling below US$ 14.19 at any time after the date of grant. The options vest and become exercisable on the second anniversary of the date of grant.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	1.58%
Expected dividend yield	2.42%
Average expected volatility (b)	47.90%
Termination rate	9%
Suboptimal factor(c)	3.32

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.
(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

F.	On January 30, 2017, the Company granted, in the aggregate, 119,925 options to certain of its directors and employees under the 2013 Plan. In relation to this grant:

1.
The exercise price for the options (per ordinary share) was US$ 39.62 and the Option expiration date was the earlier to occur of: (a) January 30, 2025; and (b) the closing price of the shares falling below US$ 19.81 at any time after the date of grant. The options vest and become exercisable on the second anniversary of the date of grant.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	2.35%
Expected dividend yield	2.42%
Average expected volatility (b)	43.71%
Termination rate	9%
Suboptimal factor (c)	3.28

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.
(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

G.	On January 30, 2017, the Company granted, in the aggregate, 78,000 RSUs to certain of its directors and employees under the 2013 Plan. In relation to those grants:

1.	50% of the RSUs vest on the second anniversary of the date of the grant and the additional 50% of the RSUs vest on the third anniversary of the date of the grant.

2.	The fair value of RSUs is estimated based on the market value of the Company's stock on the date of grant, less an estimate of dividends that will not accrue to RSUs holders prior to vesting.

3.	The Company recognizes compensation expenses on these RSUs based on estimated grant date fair value, with the following assumptions:

Expected dividend yield	2.68%
Termination rate	1.74%

H.	On April 30, 2018, the Company granted, in the aggregate, 137,010 options to certain of its directors and employees under the 2013 Plan. In relation to this grant:

1.
The exercise price for the options (per ordinary share) was US$ 36.11 and the Option expiration date was the earlier to occur of: (a) April 30, 2026; and (b) the closing price of the shares falling below US$ 18.06 at any time after the date of grant. The options vest and become exercisable on the second anniversary of the date of grant.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	2.92%
Expected dividend yield	0.0%
Average expected volatility (b)	45.13%
Termination rate	9%
Suboptimal factor (c)	3.2

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.
(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

I.	The following table summarizes information regarding stock options as at December 31, 2018:

	Options outstanding		Options exercisable
		Weighted average		Weighted average
		remaining		remaining
Exercise price	Number	contractual life	Number	contractual life
US$	of options	(in years)	of options	(in years)

15.28	6,575	1.7	6,575	1.7

26.91	20,415	4.6	20,415	4.6

33.27	19,706	7.3	19,706	7.3

28.38	77,616	5.4	77,616	5.4

39.62	109,840	6.1	-	-

36.11	131,343	7.3	-	-

	365,495		124,312

The aggregate intrinsic value of options outstanding as of December 31, 2017 and 2018 is US$ 9,175 thousand and US$ 835 thousand, respectively.
The aggregate intrinsic value of options exercisable as of December 31, 2017 and 2018 is US$ 1,759 thousand and US$ 835 thousand, respectively.
The total intrinsic value of options exercised during the year ended December 31, 2017 and 2018, is US$ 4,194 thousand and US$ 67 thousand, respectively.
The intrinsic value of the options at the date of grant is zero.

J. The stock option activity under the abovementioned plans is as follows:

		Weighted	average
	Number	average	grant date
	of options	exercise price	fair value
		US$	US$

Balance at January 1, 2016	214,701

Granted*	116,455	29.34	10.96
Exercised	(62,269)	15.28	6.54
Forfeited	(2,882)	29.71	11.79

Balance at December 31, 2016	266,005

Granted	119,925	39.62	11.89
Exercised	(124,918)	21.46	8.46
Forfeited	(11,101)	33.18	10.87

Balance at December 31, 2017	249,911

Granted	137,010	36.11	14.71
Exercised	(9,674)	28.02	9.94
Forfeited	(11,752)	36.73	13.05

Balance at December 31, 2018	365,495
Exercisable at December 31, 2018	124,312

*	In 2016 the Company granted in the aggregate, 116,455 options. Regarding the grant of 93,660 options, see Note 12E. Regarding the grant of 22,795 options, see Note 3B.

K.	The Restricted Share Units activity under the abovementioned plans is as follows:

		Weighted
	Number of	average
	Restricted	grant date
	Share Units	fair value
		US$

Balance at January 1, 2016	78,000

Vested	(35,000)	46.54

Balance at December 31, 2016	43,000

Granted	78,000	34.90
Vested	(43,000)	42.52

Balance at December 31, 2017 and December 31, 2018	78,000

The aggregate intrinsic value of RSUs outstanding as of December 31, 2017 and December 31, 2018 is US$ 5,469 thousand and US$ 2,725 thousand, respectively.

L.	During 2016, 2017 and 2018, the Company recorded share-based compensation expenses. The following summarizes the allocation of the stock-based compensation expenses:

	Year ended December 31
	2016	2017	2018
	US$ thousands	US$ thousands	US$ thousands

Cost of sales	180	320	372
Research and development costs	504	832	953
Selling and marketing expenses	366	537	569
General and administrative expenses	500	736	530

	1,550	2,425	2,424

As of December 31, 2018, there were US$ 1,668 thousand of unrecognized compensation costs related to outstanding stock options and RSUs to be recognized over a weighted average period of 1.19 years.